Columbia Asia Pacific ex-Japan Fund | Class Z Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Asia Pacific ex-Japan Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia Asia Pacific ex-Japan Fund Class Z Shares Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Columbia Asia Pacific ex-Japan Fund Class Z Shares Class Z
Management fees	[1]	0.79%
Distribution and/or service (12b-1) fees	[1]	none
Other expenses	[1]	0.41%
Total annual fund operating expenses	[1]	1.20%
[1]	Expense ratios have been adjusted to reflect current fees.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Columbia Asia Pacific ex-Japan Fund Class Z Shares Class Z	122	381	661	1,459

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in securities of companies located in the Asia Pacific Region, excluding Japan. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. For these purposes, a company is considered to be “located” in the Asia Pacific Region if (i) it is organized under the laws of a country in the Asia Pacific Region; (ii) its principal place of business or principal office is in the Asia Pacific Region; or (iii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located in the Asia Pacific Region. Countries in the Asia Pacific Region include but are not limited to Australia, China, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. Some of these countries may represent developing or emerging markets. The Fund may invest in companies of any market capitalization. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Asia Pacific Region Risk. Many of the countries in the Asian Pacific Region are developing both politically, economically and/or socially, and may have relatively unstable governments and economies based on a limited number of commodities or industries.

Geographic Concentration Risk. Because the Fund concentrates its investments in the Asia Pacific region, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the Asia Pacific region. The Fund may be more volatile than a more geographically diversified fund. If securities of issuers in the Asia Pacific region fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region, industry or sector will be more susceptible to changes in price. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Cap Company Risk. Investments in small and mid-capitalization (small and mid-cap) companies often involve greater risks than investments in larger, more established companies because small and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger cap companies.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. The table shows how the Fund’s Class Z share average annual total returns compare to its benchmark index and its former benchmark index. The inception date of the Fund’s Class Z shares is September 27, 2010. The returns shown for this class of shares include the returns of the Fund’s Class R5 shares, which are not sold under this prospectus, for periods prior to its inception date. Except for differences in expenses, this class of shares has annual returns substantially similar to those of Class R5 shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS Z ANNUAL TOTAL RETURNS

(calendar year)
During the periods shown: Highest return for a calendar quarter was +18.20% (quarter ended September 30, 2010). Lowest return for a calendar quarter was -23.96% (quarter ended September 30, 2011).
Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns Columbia Asia Pacific ex-Japan Fund Class Z Shares		1 year	Since inception	Inception Date
before taxes Class Z		(17.80%)	6.67%	Jul. 15, 2009
after taxes on distributions Class Z		(18.38%)	6.32%	Jul. 15, 2009
after taxes on distributions and redemption of fund shares Class Z		(10.37%)	5.83%	Jul. 15, 2009
Morgan Stanley Capital International (MSCI) All Country Asia Pacific Ex-Japan Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	[1]	(15.60%)	10.85%	Jul. 15, 2009
MSCI All Country Asia Pacific Ex-Japan Index (Gross) (reflects no deduction for fees, expenses or taxes)	[1]	(15.38%)	11.11%	Jul. 15, 2009
[1]	On September 30, 2011, the MSCI All Country Asia Pacific Ex-Japan Index (Net) replaced the MSCI All Country Asia Pacific Ex-Japan Index (Gross) as the Fund's benchmark index. Columbia Management Investment Advisers, Inc. (the Investment Manager) made this recommendation to the Fund's Board of Trustees because the Investment Manager believes that the Net version of the index better reflects how dividends paid to the Fund on foreign securities generally are treated for tax purposes and, therefore, provides a more appropriate basis for comparing the Fund's performance. Information on both versions of the index will be included for a one-year transition period. Thereafter, only the Net version will be included.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource International Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.